Supplement to the
Fidelity® Select Portfolios®
April 29, 2000 Prospectus

Shareholder Meeting. On or about March 14, 2001, a meeting of shareholders of Fidelity Select Portfolios will be held to vote on various proposals. Shareholders of record on January 16, 2001 are entitled to vote at the meeting.

Included in the proxy statement is a proposal to change Select Money Market Portfolio's management contract. Under the proposed management contract for Select Money Market Portfolio, the management fee rate for the fund is composed of a group fee rate and an income component. Under the proposed management contract, the fund's management fee will be changed to make it less sensitive to the fund's yield than under the current contract. The minimum management fee rate under the proposed contract would be the group fee rate plus 0.05% (at a 0% fund annualized monthly gross yield), and the maximum management fee rate under the amended contract would be the group fee rate plus 0.27% (at a fund annualized monthly gross yield of 15% or more).

At annualized monthly gross yields under 7.0%, the management fee rates under the proposed contract generally are higher than under the current contract, and at annualized monthly gross yields above 7.0%, the proposed management fee rates are lower than under the current contract.

For October 2000, Select Money Market Portfolio's annualized monthly gross yield was 6.65%.

The management fee rates under the current and proposed contracts at various fund annualized monthly gross yield levels (using group assets for October 2000) are reflected in the following table:

Select Money Market Portfolio

Fund Annualized Monthly Gross Yield	Current Contract	Proposed Contract	Change
0%	0.1559%	0.1759%	0.0200%
1%	0.1559%	0.1959%	0.0400%
2%	0.1559%	0.1959%	0.0400%
3%	0.1559%	0.1959%	0.0400%
4%	0.1559%	0.2159%	0.0600%
5%	0.1559%	0.2359%	0.0800%
6%	0.2159%	0.2559%	0.0400%
7%	0.2759%	0.2759%	0.0000%
8%	0.3359%	0.2959%	-0.0400%
9%	0.3959%	0.3159%	-0.0800%
10%	0.3959%	0.3359%	-0.0600%
11%	0.3959%	0.3559%	-0.0400%
12%	0.3959%	0.3559%	-0.0400%
13%	0.3959%	0.3559%	-0.0400%
14%	0.3959%	0.3759%	-0.0200%
15%	0.3959%	0.3959%	0.0000%

For October 2000, the fee rates for Select Money Market Portfolio under the current and proposed contracts would be 0.2550% and 0.2689%, respectively.

SEL-01-04 March 1, 2001
1.482105.125

Also included is a proposal to modify Select Biotechnology Portfolio's fundamental investment policy to include companies that distribute biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.

For Select Environmental Services Portfolio, the proxy statement includes a proposal to expand the fund's fundamental investment policy to include companies engaged in activities related to improving the environment.

A proxy statement containing important information about the proposals is scheduled to be mailed to shareholders of record as of January 16, 2001 on or about January 23, 2001. You will be able to obtain a proxy statement at that time for free at the Securities and Exchange Commission website or by calling Fidelity at 1-800-544-3198. The proxy statement will be provided in connection with a solicitation of proxies made on behalf of the funds' Board of Trustees to be used at the March 2001 shareholder meeting. Additional information about the funds and the Board of Trustees is contained in the funds' Statement of Additional Information (SAI). You can obtain a copy of the SAI by calling 1-800-544-8544.

The following information replaces the "Average Annual Returns" table found in the "Performance" section on page 34.

Average Annual Returns

The returns in the following table include the effect of each fund's 3.00% maximum applicable front-end sales charge.

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years/Life of fund
Air Transportation	30.46%	24.08%	13.67%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Automotive	-16.07%	6.25%	11.24%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Banking	-12.77%	23.15%	19.95%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Biotechnology	72.44%	32.35%	24.03%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Health Care Index	-4.04%	--F	--F
Brokerage and Investment Management	26.73%	30.27%	22.23%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Business Services and Outsourcing	25.50%	--F	32.86%A
S&P 500	21.04%	--F	23.66%A
Goldman Sachs Technology Index	88.87%	--F	74.57%A
Chemicals	15.61%	10.82%	12.09%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Computers	75.67%	47.16%	35.08%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Construction and Housing	-15.07%	14.58%	12.89%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Consumer Industries	6.84%	22.24%	17.70%B
S&P 500	21.04%	28.56%	18.88%B
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Cyclical Industries	9.66%	--F	11.68%C
S&P 500	21.04%	--F	26.09%C
Goldman Sachs Cyclical Industries Index	5.54%	--F	9.67%C
Defense and Aerospace	8.47%	20.84%	15.13%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Developing Communications	115.82%	38.84%	31.38%B
S&P 500	21.04%	28.56%	18.88%B
Goldman Sachs Technology Index	88.87%	--F	--F
Electronics	100.48%	52.51%	37.00%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Energy	30.21%	14.51%	8.19%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Natural Resources Index	27.23%	--F	--F
Energy Service	66.98%	21.78%	10.13%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Natural Resources Index	27.23%	--F	--F
Environmental Services	-28.08%	0.52%	-0.46%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Financial Services	-1.49%	25.45%	19.92%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Food and Agriculture	-22.85%	12.49%	12.45%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Gold	5.11%	-4.94%	-1.24%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Natural Resources Index	27.23%	--F	--F
Health Care	-5.79%	24.07%	21.30%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Health Care Index	-4.04%	--F	--F
Home Finance	-15.00%	17.27%	20.39%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Industrial Equipment	13.87%	19.76%	15.82%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Industrial Materials	12.99%	6.12%	8.37%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Insurance	-8.77%	21.13%	15.56%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Leisure	28.84%	29.31%	18.89%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Medical Delivery	-31.71%	2.47%	9.87%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Health Care Index	-4.04%	--F	--F
Medical Equipment and Systems	7.40%	--F	17.77%D
S&P 500	21.04%	--F	21.46%D
Goldman Sachs Health Care Index	-4.04%	--F	9.45%D
Multimedia	39.81%	27.40%	19.53%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Natural Gas	22.41%	11.54%	6.53%E
S&P 500	21.04%	28.56%	22.13%E
Goldman Sachs Utilities Index	20.25%	--F	--F
Natural Resources	34.64%	--F	6.53%C
S&P 500	21.04%	--F	26.09%C
Goldman Sachs Natural Resources Index	27.23%	--F	9.41%C
Paper and Forest Products	26.60%	10.73%	11.19%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Retailing	2.04%	23.33%	19.56%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Software and Computer Services	87.33%	41.10%	30.98%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Technology	124.80%	48.39%	34.69%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Telecommunications	61.60%	31.41%	20.93%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Utilities Index	20.25%	--F	--F
Transportation	23.86%	14.57%	14.78%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Utilities Growth	22.15%	27.81%	16.94%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Utilities Index	20.25%	--F	--F
Money Market	1.76%	4.57%	4.63%

A From February 4, 1998.

B From June 29, 1990.

C From March 3, 1997.

D From April 28, 1998.

E From April 21, 1993.

F Not available.

The following information replaces the "Shareholder fees" table and footnotes A and B found in the "Fee Table" section on page 37.

Shareholder fees (paid by the investor directly)

Maximum sales charge (load) on purchases (as a % of offering price)A	3.00%
Sales charge (load) on reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee for the stock funds on shares held less than 30 days (as a % of amount redeemed)	0.75%
Exchange fee for the stock funds onlyB	$7.50
Annual account maintenance fee (for accounts under $2,500)	$12.00

A Lower sales charges may be available for accounts over $250,000.

B You will not pay an exchange fee if you exchange through any of Fidelity's automated exchange services.

Effective March 1, 2001, the following information replaces similar information for Gold Portfolio found under the "Annual fund operating expenses" table in the "Fee Table" section beginning on page 37.

Gold	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.91%
	Total annual fund operating expensesB	1.49%

B Effective March 1, 2001, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 2.50%. This arrangement may be discontinued by FMR at any time.

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 42.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

Air Transportation	1 year	$ 438
	3 years	$ 730
	5 years	$ 1,043
	10 years	$ 1,929
Automotive	1 year	$ 491
	3 years	$ 891
	5 years	$ 1,316
	10 years	$ 2,496
Banking	1 year	$ 422
	3 years	$ 679
	5 years	$ 955
	10 years	$ 1,744
Biotechnology	1 year	$ 415
	3 years	$ 657
	5 years	$ 919
	10 years	$ 1,667
Brokerage and Investment Management	1 year	$ 427
	3 years	$ 697
	5 years	$ 986
	10 years	$ 1,810
Business Services and Outsourcing	1 year	$ 448
	3 years	$ 760
	5 years	$ 1,094
	10 years	$ 2,037
Chemicals	1 year	$ 462
	3 years	$ 802
	5 years	$ 1,165
	10 years	$ 2,185
Computers	1 year	$ 406
	3 years	$ 630
	5 years	$ 872
	10 years	$ 1,566
Construction and Housing	1 year	$ 538
	3 years	$ 1,032
	5 years	$ 1,552
	10 years	$ 2,974
Consumer Industries	1 year	$ 425
	3 years	$ 691
	5 years	$ 976
	10 years	$ 1,788
Cyclical Industries	1 year	$ 587
	3 years	$ 1,179
	5 years	$ 1,796
	10 years	$ 3,454
Defense and Aerospace	1 year	$ 459
	3 years	$ 793
	5 years	$ 1,150
	10 years	$ 2,154
Developing Communications	1 year	$ 410
	3 years	$ 642
	5 years	$ 893
	10 years	$ 1,611
Electronics	1 year	$ 398
	3 years	$ 606
	5 years	$ 831
	10 years	$ 1,477
Energy	1 year	$ 427
	3 years	$ 697
	5 years	$ 986
	10 years	$ 1,810
Energy Service	1 year	$ 422
	3 years	$ 679
	5 years	$ 955
	10 years	$ 1,744
Environmental Services	1 year	$ 543
	3 years	$ 1,046
	5 years	$ 1,576
	10 years	$ 3,022
Financial Services	1 year	$ 418
	3 years	$ 667
	5 years	$ 935
	10 years	$ 1,700
Food and Agriculture	1 year	$ 429
	3 years	$ 703
	5 years	$ 997
	10 years	$ 1,832
Gold	1 year	$ 447
	3 years	$ 757
	5 years	$ 1,089
	10 years	$ 2,026
Health Care	1 year	$ 406
	3 years	$ 630
	5 years	$ 872
	10 years	$ 1,566
Home Finance	1 year	$ 437
	3 years	$ 727
	5 years	$ 1,038
	10 years	$ 1,919
Industrial Equipment	1 year	$ 441
	3 years	$ 739
	5 years	$ 1,058
	10 years	$ 1,962
Industrial Materials	1 year	$ 489
	3 years	$ 885
	5 years	$ 1,306
	10 years	$ 2,476
Insurance	1 year	$ 437
	3 years	$ 727
	5 years	$ 1,038
	10 years	$ 1,919
Leisure	1 year	$ 414
	3 years	$ 654
	5 years	$ 914
	10 years	$ 1,656
Medical Delivery	1 year	$ 471
	3 years	$ 829
	5 years	$ 1,210
	10 years	$ 2,280
Medical Equipment and Systems	1 year	$ 464
	3 years	$ 808
	5 years	$ 1,175
	10 years	$ 2,206
Multimedia	1 year	$ 416
	3 years	$ 660
	5 years	$ 924
	10 years	$ 1,678
Natural Gas	1 year	$ 440
	3 years	$ 736
	5 years	$ 1,053
	10 years	$ 1,951
Natural Resources	1 year	$ 486
	3 years	$ 876
	5 years	$ 1,291
	10 years	$ 2,445
Paper and Forest Products	1 year	$ 486
	3 years	$ 876
	5 years	$ 1,291
	10 years	$ 2,445
Retailing	1 year	$ 424
	3 years	$ 685
	5 years	$ 966
	10 years	$ 1,766
Software and Computer Services	1 year	$ 410
	3 years	$ 642
	5 years	$ 893
	10 years	$ 1,611
Technology	1 year	$ 404
	3 years	$ 624
	5 years	$ 862
	10 years	$ 1,544
Telecommunications	1 year	$ 411
	3 years	$ 645
	5 years	$ 898
	10 years	$ 1,622
Transportation	1 year	$ 474
	3 years	$ 840
	5 years	$ 1,231
	10 years	$ 2,321
Utilities Growth	1 year	$ 406
	3 years	$ 630
	5 years	$ 872
	10 years	$ 1,566
Money Market	1 year	$ 348
	3 years	$ 449
	5 years	$ 561
	10 years	$ 886

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 66.

The price to sell one share of the money market fund is the fund's NAV. The price to sell one share of each stock fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each stock fund will deduct a short-term trading fee of 0.75% from the redemption amount if you sell your shares after holding them less than 30 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section beginning on page 72.

Jeffrey Feingold is manager of Home Finance, which he has managed since January 2001. Since joining Fidelity in 1997, Mr. Feingold has worked as a research analyst and portfolio manager.

Matthew Fruhan is manager of Air Transportation and Defense and Aerospace, which he has managed since January 2001. Since joining Fidelity in 1995, Mr. Fruhan has worked as a research analyst.

Charles Hebard is manager of Leisure, which he has managed since January 2001. Since joining Fidelity in June 1998, Mr. Hebard has worked as a research analyst.

Gail Lese is manager of Food and Agriculture, which she has managed since January 2001. Since joining Fidelity in 1998, Ms. Lese has worked as a research analyst.

Victor Thay is manager Multimedia, which he has managed since January 2001. Since joining Fidelity in 1995, Mr. Thay has worked as a research analyst and portfolio manager.

Pratima Abichandani is manager of Cyclical Industries, which she has managed since December 2000. Since joining Fidelity in 1996, Ms. Abichandani has worked as a research analyst.

Tim Cohen is manager of Telecommunications, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Cohen has worked as a research analyst and portfolio manager.

Forrest Fontana is manager of Insurance, which he has managed since September 2000. Since joining Fidelity in June 2000, Mr. Fontana has worked as a research analyst and portfolio manager.

Ian Gutterman is manager of Environmental Services and Transportation, which he has managed since November 1999 and September 2000, respectively. Since joining Fidelity in 1999, Mr. Gutterman has worked as a research analyst and portfolio manager.

Jeev Makan is manager of Medical Delivery, which he has managed since December 2000. Since joining Fidelity in 1997, Mr. Makan has worked as a research analyst and portfolio manager.

Yolanda McGettigan is manager of Health Care, which she has managed since June 2000. She also manages another Fidelity fund. Since joining Fidelity in 1997, Ms. McGettigan has worked as an analyst and portfolio manager.

Jennifer Nettesheim is manager of Brokerage and Investment Management, which she has managed since September 2000. Since joining Fidelity in 1997, Ms. Nettesheim has worked as a research analyst and portfolio manager.

Christine Schaulat is manager of Medical Equipment and Systems, which she has managed since September 2000. Since joining Fidelity in 1997, Ms. Schaulat has worked as a research analyst and portfolio manager.

Mark Schmehl is manager of Industrial Materials, which he has managed since December 2000. Since joining Fidelity in 1999, Mr. Schmehl has worked as a research analyst and portfolio manager.

Joshua Spencer is manager of Construction and Housing, which he has managed since December 2000. Since joining Fidelity in August 2000, Mr. Spencer has worked as a research analyst and portfolio manager.

Brian Younger is manager of Biotechnology, which he has managed since September 2000. Since joining Fidelity in June 1995, Mr. Younger has worked as a research analyst and portfolio manager.